PGIM JENNISON RISING DIVIDEND FUND
FUND SUMMARY
INVESTMENT OBJECTIVES
The investment objectives of the Fund are capital appreciation and income.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the PGIM Funds family. More information about these discounts as well as other waivers or discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C’s Sales Charges on page 22 of the Fund's Prospectus, Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries on page 42 of the Fund's Prospectus and in Rights of Accumulation on page 48 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PGIM JENNISON RISING DIVIDEND FUND - USD ($)	Class A	Class C	Class Z		Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none		none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00%	1.00%	none		none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none		none
Redemption fee	none	none	none		none
Exchange fee	none	none	none		none
Maximum account fee (accounts under $10,000)	$ 15	$ 15	none	[1]	none
[1]	Direct Transfer Agent Accounts holding under $10,000 of Class Z shares are subject to the $15 fee.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PGIM JENNISON RISING DIVIDEND FUND		Class A	Class C	Class Z	Class R6
Management fees		0.78%	0.78%	0.78%	0.78%
Distribution and service (12b-1) fees		0.30%	1.00%	none	none
Other expenses		1.52%	1.87%	1.25%	119.14%
Total annual Fund operating expenses		2.60%	3.65%	2.03%	119.92%
Fee waiver and/or expense reimbursement		(1.36%)	(1.66%)	(1.04%)	(118.93%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[1],[2]	1.24%	1.99%	0.99%	0.99%
[1]	PGIM Investments LLC (PGIM Investments) has contractually agreed, through November 30, 2020, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.24% of average daily net assets for Class A shares, 1.99% of average daily net assets for Class C shares, 0.99% of average daily net assets for Class Z shares and 0.99% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to November 30, 2020 without the prior approval of the Fund’s Board of Trustees.
[2]	The distributor of the Fund has contractually agreed through November 30, 2020 to reduce its distribution and service (12b-1) fees for Class A shares to 0.25% of the average daily net assets of Class A shares. This waiver may not be terminated prior to November 30, 2020 without the prior approval of the Fund’s Board of Trustees.

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example - PGIM JENNISON RISING DIVIDEND FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	669	1,192	1,739	3,227
Class C	302	964	1,747	3,799
Class Z	101	536	997	2,275
Class R6	101	10,502	10,502	10,502

If Shares Are Not Redeemed
Expense Example, No Redemption - PGIM JENNISON RISING DIVIDEND FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	669	1,192	1,739	3,227
Class C	202	964	1,747	3,799
Class Z	101	536	997	2,275
Class R6	101	10,502	10,502	10,502

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 100% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Fund seeks to achieve its investment objectives by investing, under normal conditions, at least 80% of its investable assets in the equity and equity-related securities of companies that the subadviser expects to experience dividend growth, that is, companies that currently pay dividends and are expected to increase them. The Fund may invest up to 20% of its investable assets in the equity and equity-related securities of companies that are not currently paying dividends, but are expected by the subadviser to begin paying them in the future. The subadviser generally seeks to identify companies that it believes may be able to sustain and/or grow their dividends over time. Generally, these companies may, in the subadviser’s opinion, tend to have one or more of the following characteristics:
  Strong and/or rising free cash flow
  Strong credit profile
  Rising or above average return on invested capital or return on equity, or
  Company management demonstrates a willingness to return capital to shareholders
The Fund’s investments will primarily be in large-cap companies, defined as those companies with a market capitalization equal to or greater than $1 billion, although the Fund may invest in issuers of all capitalization ranges. While the Fund intends primarily to be invested in the securities of US issuers, the Fund may invest up to 50% of its total assets in foreign securities, which may include emerging markets.

Equity and equity-related securities include common stocks, securities convertible or exchangeable for common stock or the cash value of common stock, preferred stocks, warrants and rights that can be exercised to obtain stock, investments in various types of business ventures including partnerships and business development companies, securities of real estate investment trusts (REITs) and income and royalty trusts, and other similar securities.

The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.
Principal Risks.
All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your investment.

Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Market Capitalization Risk. The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and medium-sized companies are less stable than the prices of large company stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Dividend Risk. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. High-dividend stocks may not experience high earnings growth or capital appreciation. The Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.

Emerging Markets Risk. The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-US investors, or that prevent non-US investors from withdrawing their money at will. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.

The Fund may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Large Capitalization Company Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Foreign Securities Risk. The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Large Shareholder Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders may redeem all or a substantial portion of their investments in the Fund at any time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.
Performance.
The following bar chart shows the Fund's performance for Class Z shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund's average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.pgiminvestments.com.
Annual Total Returns (Class Z Shares)1

Best Quarter:		Worst Quarter:
7.12%	3rd Quarter 2018	-13.51%	4th Quarter 2018
The total return of the Fund’s Class Z shares from January 1, 2019 through June 30, 2019 was 20.21%.
Average Annual Total Returns % (including sales charges) (as of 12-31-18)
Average Annual Total Returns - PGIM JENNISON RISING DIVIDEND FUND	One Year	Five Years	Ten Years	Since Inception		Inception Date
Class A shares	(12.34%)			4.35%		Mar. 05, 2014
Class C shares	(8.80%)			4.81%		Mar. 05, 2014
Class R6 shares	(7.07%)			(1.40%)		Sep. 27, 2017
Class Z Shares	(6.99%)			5.86%		Mar. 05, 2014
Class Z Shares | Return After Taxes on Distributions	(9.11%)			5.04%		Mar. 05, 2014
Class Z Shares | Return After Taxes on Distribution and Sale of Fund Shares	(2.67%)			4.54%		Mar. 05, 2014
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	(4.38%)			8.58%	[1]
Lipper Equity Income Funds Average (reflects no deduction for sales charges or taxes)	(7.24%)			5.51%	[1]
[1]	Since Inception returns for the Index and the Lipper Average are measured from the month-end closest to the Fund’s inception date.

• After -tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Z shares. After-tax returns for other classes will vary due to differing sales charges and expenses.